FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of maturity analysis for financial liabilities
The following table summarizes the aggregate amount of contractual future cash outflows for the Company’s long-term financial liabilities:

						Payments Due by Year
(US $ millions)	2021	2022	2023	2024	2025	Thereafter	Total
Principal	$—	$—	$315	$—	$—	$350	$665
Interest	40	40	30	20	20	40	190
Long-term debt, including interest	$40	$40	$345	$20	$20	$390	$855
Note: The above table does not include pension and post-employment benefit plan obligations and lease obligations.

Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2020		Dec 31, 2019
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$568	$568	$20	$20
Accounts receivable	Amortized cost	227	227	136	136
Other assets(1)	Amortized cost	1	1	1	1
		$796	$796	$157	$157
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	$343	$343	$259	$259
Long-term debt(2)	Amortized cost	665	718	665	702
Other long-term debt	Amortized cost	—	—	68	68
Other liabilities(1)	Amortized cost	13	13	12	12
		$1,021	$1,074	$1,004	$1,041
(1)    Excludes defined benefit pension asset and obligations and lease obligations scoped out of IFRS 9, Financial instruments (notes 7, 9).
(2)    Principal value of long-term debt excluding debt issue costs of $7 million (2019 – $8 million) (note 8).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2020		Dec 31, 2019
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$568	$568	$20	$20
Accounts receivable	Amortized cost	227	227	136	136
Other assets(1)	Amortized cost	1	1	1	1
		$796	$796	$157	$157
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	$343	$343	$259	$259
Long-term debt(2)	Amortized cost	665	718	665	702
Other long-term debt	Amortized cost	—	—	68	68
Other liabilities(1)	Amortized cost	13	13	12	12
		$1,021	$1,074	$1,004	$1,041
(1)    Excludes defined benefit pension asset and obligations and lease obligations scoped out of IFRS 9, Financial instruments (notes 7, 9).
(2)    Principal value of long-term debt excluding debt issue costs of $7 million (2019 – $8 million) (note 8).